Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade and other payables
Trade and other payables

10. Trade and other payables

Trade payables and other payables are all due within one year and include the following:

	2019	2020
	EUR k	EUR k
Trade payables	5,331	17,623
License fees payable	537	537
Miscellaneous liabilities	607	3,525
Total	6,475	21,685

There is no concentration of risk. Miscellaneous liabilities consist mainly of payroll-related and withholding taxes of EUR 223k (2019: EUR 104k) and of other payroll taxes and social liabilities of EUR 1,178k (2019: EUR 504k).